Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal	$ 741,992	$ 963,247
Less: unamortized discount and debt issuance costs	(6,586)	(10,945)
Total debt	735,406	952,302
Less: current portion	(106,236)	(166,745)
Non-current portion of long-term debt	629,170	785,557
Secured Debt
Debt Instrument [Line Items]
Total principal	323,995	423,512
Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	$ 417,997	$ 539,735